Equity Transactions (Details) - Stock Options [Member] - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Offsetting Assets [Line Items]
Options outstanding at beginning	518,076	395,286	339,876
Weighted average exercise price, options outstanding at beginning	$ 54.11	$ 71.00	$ 74.20
Weighted remaining average contractual term	6 years 2 months 12 days	6 years 1 month 6 days	6 years 3 months 18 days	5 years 6 months
Aggregate intrinsic value, outstanding at beginning		$ 1,067,966
Options granted	490,261	155,242	71,467
Weighted average exercise price, options granted	$ 2.40	$ 11.70	$ 59.00
Weighted remaining average contractual term, options granted	7 years 1 month 6 days	9 years 9 months 18 days	8 years 7 months 6 days
Aggregate intrinsic value, granted			$ 38,610
Options expired	(38,806)	(640)	(1,000)
Weighted average exercise price, Options expired	$ 62.48	$ 46.09	$ 286.90
Options Canceled	(82,402)	(31,812)	(4,967)
Weighted average exercise price, Options Canceled	$ 7.87	$ 57.19	$ 77.40
Options exercised			(10,090)
Weighted average exercise price, exercised			$ 81.20
Options outstanding at ending	887,129	518,076	395,286	339,876
Weighted average exercise price, options outstanding at ending	$ 29.46	$ 54.11	$ 71.00	$ 74.20
Aggregate intrinsic value, outstanding at ending			$ 1,067,966
Options exercisable	448,470	296,934
Weighted average exercise price, options exercisable	$ 44.50	$ 66.65
Weighted average remaining contractual term, options exercisable	5 years 1 month 6 days	4 years 10 months 24 days
Aggregate intrinsic value. options exercisable